PERSONNEL, SOCIAL CHARGES AND BENEFITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
PERSONNEL, SOCIAL CHARGES AND BENEFITS
Salaries and wages	R$ 34,767	R$ 40,171
Social charges and benefits	385,695	399,229
Profit sharing	265,433	273,384
Share-based payment plans (Note 29)	22,638	33,880
Other compensation	86,000
Total	794,533	746,664
Current	782,630	723,380
Noncurrent	R$ 11,903	R$ 23,284